UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C.  20549

			FORM 13F

		    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Institutional Investment Manager Filing This Report:

Name:		Geneva Capital Management Ltd.
Address:	250 E. Wisconsin Avenue
		Suite 1050
		Milwaukee, WI  53202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Amy. S. Croen
Title:		Executive Vice President
		Principal
Phone:		414-224-6002
Signature, Place, and Date of Signing:

		Amy S. Croen	Milwaukee, Wisconsin	May 5, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for the Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		56

Form 13F Information Table Value Total:		$296,506

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     3726    79586 SH       SOLE                    28850             50736
Acxiom Corp.                   COM              005125109     4406   166259 SH       SOLE                    34909            131350
American Home Star             COM              026651109      287    39232 SH       SOLE                     8950             30282
Ameritech                      COM              030954101      833    14458 SH       SOLE                     3780             10678
Aon Corp.                      COM              037389103     2567    40579 SH       SOLE                    13175             27629
Biogen                         COM              090597105     8877    77652 SH       SOLE                    20912             56740
Cardinal Health Inc.           COM              14149Y108     7943   120355 SH       SOLE                    27535             93120
Central Parking                COM              154785109     3201    92770 SH       SOLE                    15870             76900
Cintas Corp.                   COM              172908105     6153    94120 SH       SOLE                    23950             70170
Cisco Systems                  COM              17275R102    12550   114545 SH       SOLE                    27181             87614
Clayton Homes Inc.             COM              184190106      460    41583 SH       SOLE                    14012             27571
Comverse Technologies          COM              205862402     9625   113235 SH       SOLE                    27234             86301
Concord EFS                    COM              206197105     4414   160150 SH       SOLE                    33080            127070
Dionex Corp.                   COM              254546104     2949    78109 SH       SOLE                     8779             69330
Ecolab, Inc.                   COM              278865100     5356   150876 SH       SOLE                    33666            117550
Emerson Electric               COM              291011104     1914    36158 SH       SOLE                    10990             25368
FIserv Inc.                    COM              337738108     9742   181675 SH       SOLE                    42894            139343
Fastenal Co.                   COM              311900104     4052   115561 SH       SOLE                    25661             90150
Fifth Third Bancorp            COM              316773100     7815   118519 SH       SOLE                    29451             89405
General Electric               COM              369604103     4417    39924 SH       SOLE                    13975             26149
Harley Davidson                COM              412822108     9390   163660 SH       SOLE                    42050            121610
Health Mgmt. Assoc.            COM              421933102     2888   236982 SH       SOLE                    51072            185910
Hewlett Packard                COM              428236103     1138    16775 SH       SOLE                     5500             11275
Home Depot Inc.                COM              437076102    11629   186809 SH       SOLE                    44540            142619
Incyte Pharmaceuticals         COM              45337C102     1508    75158 SH       SOLE                     7558             67600
Ingersoll-Rand                 COM              456866102      622    12536 SH       SOLE                     1550             10986
Intel Corp.                    COM              458140100    10121    85140 SH       SOLE                    18500             66790
Interim Services               COM              45868P100     3169   211240 SH       SOLE                    43890            167650
Johnson & Johnson              COM              478160104     1956    20921 SH       SOLE                     5450             15471
Kaydon Corp.                   COM              486587108     4468   154393 SH       SOLE                    37349            117444
Keane Inc.                     COM              486665102     4407   206760 SH       SOLE                    50660            156500
Knight Transportation          COM              499064103     5828   300788 SH       SOLE                    68888            231900
Kohls Corp.                    COM              500255104    12996   183370 SH       SOLE                    41990            141680
Legato Systems, Inc.           COM              524651106     1215    23537 SH       SOLE                     2087             21450
MBIA Inc.                      COM              55262C100     5855   100940 SH       SOLE                    21810             79130
Marshall & Ilsley              COM              571834100     5879   106044 SH       SOLE                    22102             83942
Merck & Co.                    COM              589331107     2444    30505 SH       SOLE                     9950             20555
Metro Info. Systems            COM              59162P104     2665   146502 SH       SOLE                    31702            114800
Microsoft Corp.                COM              594918104    12502   139492 SH       SOLE                    30810            108982
Midwest Express                COM              597911106     1213    41299 SH       SOLE                     2999             38300
Newell Rubbermaid Inc.         COM              651192106     7437   156561 SH       SOLE                    34350            122611
O'Reilly Auto Parts            COM              686091109     8415   188049 SH       SOLE                    45629            142420
Omnicom Group Inc.             COM              681919106     8030   100451 SH       SOLE                    18271             82380
Patterson Dental Co.           COM              703412106     7449   172224 SH       SOLE                    34114            138435
Paychex, Inc                   COM              704326107     6301   132828 SH       SOLE                    31261            101904
Procter & Gamble               COM              742718109     2650    27055 SH       SOLE                     9530             17525
Regal Beloit                   COM              758750103     1956   108283 SH       SOLE                    17153             91630
Schlumberger                   COM              806857108     5296    87990 SH       SOLE                    18440             69550
Snap-On Inc.                   COM              833034101     1910    65853 SH       SOLE                     5473             60380
Southwest Airlines             COM              844741108     5785   191250 SH       SOLE                    48625            143065
Staples Inc.                   COM              855030102     4844   147350 SH       SOLE                    30850            116500
Starbucks                      COM              855244109     7148   254734 SH       SOLE                    60834            194300
SunGard Data Sys.              COM              867363103     8867   221684 SH       SOLE                    51334            170950
Valspar Corp.                  COM              920355104     5293   167696 SH       SOLE                    38646            129350
Walgreen Co.                   COM              931422109     9518   336932 SH       SOLE                    91590            246042
Wells Fargo Corp.              COM              949746101     2429    69267 SH       SOLE                    20950             48317